Summary of Significant Accounting Policies and Other Information (Policies)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Consolidation Policies and Estimates, Policy
Consolidation Policies and Estimates
The consolidated financial statements include our accounts, those of our 100% owned subsidiaries, and subsidiaries we control or in which we have a controlling financial interest. All intercompany transactions and balances have been eliminated in consolidation. Prior to the close of the Clearwire Acquisition, we applied the equity method of accounting to the investment in Clearwire because we did not have a controlling vote or the ability to control operating and financial policies.
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (U.S. GAAP). This requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements. Significant estimates and assumptions are used for, but are not limited to, depreciable lives of assets, fair value of identified purchased tangible and intangible assets in a business combination, fair value assessments for purposes of impairment testing, and litigation reserves.
We completed several significant transactions in 2013 (See Note 3. Significant Transactions). Estimating fair value of assets acquired and liabilities assumed at the date of an acquisition or merger requires the use of significant judgments. While the ultimate responsibility resides with management, for material acquisitions or mergers we retain the services of certified valuation specialists to assist with estimating the fair value of certain acquired assets and assumed liabilities, including intangible assets.
Acquired intangible assets, excluding goodwill, were valued using a discounted cash flow methodology based on future cash flows specific to the type of intangible asset purchased. Net property, plant and equipment was valued using a cost approach, which estimates the fair value of property, plant and equipment needed to replace the functionality provided by the existing property, plant and equipment. Assumed liabilities were valued based on estimates of fair value, which is generally equal to anticipated expenditures to be incurred to satisfy the assumed obligations, including contractual liabilities assumed, which require the exercise of professional judgment.
These estimates are inherently subject to judgment and actual results could differ. Allocations of the purchase price for acquisitions or mergers are based on estimates of the fair value of the net assets acquired as discussed above, and are subject to finalization of the purchase price allocation during the measurement period. During the measurement period, the Company will adjust assets and liabilities if new information is obtained about facts or circumstances that existed as of the acquisition date that, if known, would have changed the recognition and/or measurement of those assets and liabilities as of that date.
Certain prior period amounts have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents, Policy
Cash and Cash Equivalents
Cash equivalents generally include highly liquid investments with maturities at the time of purchase of three months or less. These investments may include money market funds, certificates of deposit, U.S. government and government-sponsored debt securities, corporate debt securities, municipal securities, bank-related securities, and credit and debit card transactions in process.

Allowance for Doubtful Accounts, Policy
Allowance for Doubtful Accounts
An allowance for doubtful accounts is established to cover probable and reasonably estimable losses. Because of the number of subscriber accounts, it is not practical to review the collectability of each of those accounts individually to determine the amount of allowance for doubtful accounts each period, although some account level analysis is performed with respect to large wireless and wireline subscribers. The estimate of allowance for doubtful accounts considers a number of factors, including collection experience, installment billing arrangements, aging of the accounts receivable portfolios, credit quality of the subscriber base and other qualitative considerations, including macro-economic factors. Amounts written off against the allowance for doubtful accounts, net of recoveries and other adjustments, were $106 million and $98 million for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, and $374 million, $105 million, $549 million, and $519 million for the Predecessor 191-day period ended July 10, 2013, the unaudited three-month period ended March 31, 2013, and years ended December 31, 2012 and 2011, respectively. See Note 4. Installment Receivables for additional information as it relates to the allowance for doubtful accounts specifically attributable to installment receivables.

Device and Accessory Inventory, Policy
Device and Accessory Inventory
Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out (FIFO) method. Costs of devices and related revenues generated from device sales (equipment net subsidy) are recognized at the time of sale. Expected equipment net subsidy is not recognized prior to the time of sale because the promotional discount decision is generally made at the point of sale and because the equipment net subsidies are expected to be recovered through service revenues.
The net realizable value of devices and other inventory is analyzed on a regular basis. This analysis includes assessing obsolescence, sales forecasts, product life cycle, marketplace and other considerations. If assessments regarding the above factors adversely change, we may be required to sell devices at a higher subsidy or potentially record expense in future periods prior to the point of sale.

Property, Plant and Equipment, Policy
Property, Plant and Equipment
Property, plant and equipment (PP&E), including improvements that extend useful lives, are recognized at cost. Depreciation on property, plant and equipment is generally calculated using the straight-line method based on estimated economic useful lives of 3 to 30 years for buildings and improvements and network equipment, site costs and related software and 3 to 12 years for non-network internal use software, office equipment and other. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the respective assets. We calculate depreciation on certain network assets using the group life method. Accordingly, ordinary asset retirements and disposals on those assets are charged against accumulated depreciation with no gain or loss recognized. Gains or losses associated with all other asset retirements or disposals are recognized in the consolidated statements of comprehensive loss. Depreciation rates for assets are revised periodically to account for changes, if any, related to management's strategic objectives, technological changes or obsolescence. Repair and maintenance costs and research and development costs are expensed as incurred.
We capitalize costs for network and non-network software developed or obtained for internal use during the application development stage. These costs are included in PP&E and, when the software is placed in service, are depreciated over estimated useful lives of 3 to 5 years. Costs incurred during the preliminary project and post-implementation stage, as well as maintenance and training costs, are expensed as incurred.

Investment, Policy
Investments
Short-term investments are recognized at amortized cost and classified as current assets on the consolidated balance sheets when the original maturities at purchase are greater than three months but less than one year. Certain investments are accounted for using the equity method based on the Company's ownership interest and ability to exercise significant influence. Accordingly, the initial investment is recognized at cost and subsequently adjusted to recognize the Company's share of earnings or losses of the investee in each reporting period subsequent to the investment date.

Long-Lived Asset Impairment, Policy
Long-Lived Asset Impairment
Sprint evaluates long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Asset groups are determined at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets and liabilities. When the carrying amount of a long-lived asset group is not recoverable and exceeds its fair value, an impairment loss is recognized equal to the excess of the asset group’s carrying value over the estimated fair value. See Note 10. Severance, Exit Costs and Asset Impairments for additional information on asset impairments.
Certain assets that have not yet been deployed in the business, including network equipment, cell site development costs and software in development, are periodically assessed to determine recoverability. Network equipment and cell site development costs are expensed whenever events or changes in circumstances cause the Company to conclude the assets are no longer needed to meet management's strategic network plans and will not be deployed. Software development costs are expensed when it is no longer probable that the software project will be deployed. Network equipment that has been removed from the network is also periodically assessed to determine recoverability. If we experience significant operational challenges, including retaining and attracting subscribers, future cash flows of the Company may not be sufficient to recover the carrying value of our wireless asset group, and we could record asset impairments that are material to Sprint's consolidated results of operations and financial condition.

Indefinite-Lived Intangible Assets, Policy
Indefinite-Lived Intangible Assets
Our indefinite-lived intangible assets primarily consist of goodwill, certain of our trademarks and FCC licenses. Goodwill represents the excess of consideration paid over the estimated fair value of the net tangible and identifiable intangible assets acquired in business combinations. In determining whether an intangible asset, other than goodwill, is indefinite-lived, we consider the expected use of the assets, the regulatory and economic environment within which they are being used, and the effects of obsolescence on their use. We assess our indefinite-lived intangible assets, including goodwill, for impairment at least annually or, if necessary, more frequently, whenever events or changes in circumstances indicate the asset may be impaired.
As a result of the remeasurement of assets acquired and liabilities assumed in connection with the SoftBank Merger, Sprint recognized goodwill and other indefinite-lived intangible assets at their estimated fair value as of the SoftBank Merger Date. Consequently, there is no excess fair values over carrying values as of the SoftBank Merger Date, and the risk associated with potential impairment of goodwill and other indefinite-lived intangible assets in future reporting periods is heightened. Differences in the Company's actual future cash flows, operating results, growth rates, capital expenditures, cost of capital, discount rates and other assumptions as compared to the estimates utilized for the purpose of valuing indefinite-lived intangible assets as a result of the SoftBank Merger, as well as a significant adverse change in legal factors or in the business climate, unanticipated competition, a significant decline in the Company's stock price and related market capitalization, and/or slower growth rates, could affect the results of our impairment assessment and potentially lead to a future material impairment of our indefinite-lived intangible assets, including goodwill.

Minimum Guarantees, Policy [Policy Text Block]
Guarantee Liabilities
Under one of our wireless service plans, we offer an option to our subscribers to purchase, on a monthly basis, access to unlimited data coupled with an annual trade-in right (the option). At the trade-in date, a subscriber, who has elected to purchase a device in an installment billing arrangement, will receive a credit in the amount of the outstanding balance of the remaining installment payments provided the subscriber trades-in an eligible used device in good working condition and purchases a new device from Sprint. Additionally, the subscriber must have purchased the option for the 12 consecutive months preceding the trade-in. When a subscriber elects the option, the total estimated arrangement proceeds associated with the subscriber are reduced by the estimated fair value of the fixed-price trade-in credit (guarantee liability) and the remaining proceeds are allocated amongst the other deliverables in the arrangement. The guarantee liability is estimated based on assumptions, including, but not limited to, the expected fair value of the used device at trade-in, subscribers’ estimated remaining balance of the installment receivable, and the probability and timing of the trade-in. When the subscriber elects to exercise the trade-in right, the difference between the outstanding balance of the installment receivable and the estimated fair value of the returned device is recorded as a reduction of the guarantee liability. If the subscriber elects to stop purchasing the option prior to, or after, becoming eligible to exercise the trade-in right, we recognize the amount of the associated guarantee liability as operating revenue. At each reporting date, we reevaluate our estimate of the guarantee liability. If all subscribers, who elected the option, were to claim their benefit at the earliest contractual time of eligible trade-in, the maximum amount of the guarantee liability (i.e., the estimated unpaid balance of the subscribers' installment contracts) would be approximately $265 million as of March 31, 2014. This amount is not an indication of the Company's expected loss exposure because it does not consider the expected fair value of the used handset, which is required to be returned to us in good working condition at trade-in, nor does it consider the probability and timing of trade-in. The total guarantee liabilities associated with the option, which are recorded in "Accrued expenses and other current liabilities" in the consolidated balance sheets, were immaterial.

Benefit Plans, Policy
Benefit Plans
We provide a defined benefit pension plan and certain other postretirement benefits to certain employees, and we sponsor a defined contribution plan for all employees.
As of March 31, 2014 (Successor), December 31, 2013 (Successor) and December 31, 2012 (Predecessor), the fair value of our pension plan assets and certain other postretirement benefit plan assets in aggregate was $1.8 billion, $1.8 billion and $1.6 billion, respectively, and the fair value of our projected benefit obligations in aggregate was $2.4 billion, $2.3 billion and $2.7 billion, respectively. As a result, the plans were underfunded by approximately $600 million, $500 million and $1.1 billion at March 31, 2014, December 31, 2013, and December 31, 2012, respectively, and were recorded as a net liability in our consolidated balance sheets. A cash contribution of $10 million was made to the defined benefit pension plan in the Successor three-month transition period ended March 31, 2014, and future contributions totaling approximately $68.5 million are expected to be paid during the fiscal year 2014.
The offset to the pension liability is recorded in equity as a component of "Accumulated other comprehensive income (loss)," net of tax, including $147 million, $93 million and $404 million for the Successor three-month transition period ended March 31, 2014, year ended December 31, 2013, and Predecessor year ended December 31, 2012, respectively, which is amortized to "Selling, general and administrative" in Sprint's consolidated statements of comprehensive loss. The change in the net liability of the plan in the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013 was affected primarily by a change in the discount rate used to estimate the projected benefit obligation, decreasing from 5.3% to 4.9% for the Successor three-month transition period ended March 31, 2014 and increasing from 4.3% to 5.3% for the Successor year ended December 31, 2013. We intend to make future cash contributions to the pension plan in an amount necessary to meet minimum funding requirements according to applicable benefit plan regulations.
As of December 31, 2005, the pension plan was amended to freeze benefit plan accruals for participants. The objective for the investment portfolio of the pension plan is to achieve a long-term nominal rate of return, net of fees, which exceeds the plan's long-term expected rate of return on investments for funding purposes which was 7.75% at March 31, 2014 and December 31, 2013. To meet this objective, our investment strategy for most of the year ended December 31, 2013 was governed by an asset allocation policy, whereby a targeted allocation percentage is assigned to each asset class as follows: 41% to U.S. equities; 18% to international equities; 21% to fixed income investments; 10% to real estate investments; and 10% to other investments including hedge funds. Actual allocations are allowed to deviate from target allocation percentages by plus or minus 5%. As of December 1, 2013, the target allocation percentage assigned to each asset class was revised as follows: 38% to U.S. equities; 16% to international equities; 28% to fixed income investments; 9% to real estate investments; and 9% to other investments including hedge funds and remains consistent at March 31, 2014. The long-term expected rate of return on investment for funding purposes is 7.75% for the fiscal year 2014.
Investments of the pension plan are measured at fair value on a recurring basis which is determined using quoted market prices or estimated fair values. As of March 31, 2014, 48% of the investment portfolio was valued at quoted prices in active markets for identical assets; 33% was valued using quoted prices for similar assets in active or inactive markets, or other observable inputs; and 19% was valued using unobservable inputs that are supported by little or no market activity.
Under our defined contribution plan, participants may contribute a portion of their eligible pay to the plan through payroll withholdings. For the Successor year ended December 31, 2013 and the three-month transition period ended March 31, 2014, the Company matched 100% of the participants' pre-tax and Roth contribution (in aggregate) on the first 3% of eligible compensation and 50% of the participants' pre-tax and Roth (in aggregate) contribution on the next 2% of eligible compensation up to a maximum matching contribution of 4%. For the Predecessor years ended 2012 and 2011, the Company matched 50% of participants' contributions up to 2% of their eligible compensation. Fixed matching contributions totaled approximately $15 million and $35 million for the Successor three-month transition period ended March 31, 2014 and year ended 2013, respectively, and $32 million, $15 million, $30 million and $31 million for the Predecessor 191-day period ended July 10, 2013, unaudited three-month period ended March 31, 2013, and years ended December 31, 2012 and 2011, respectively. Prior to 2013, the Company also made discretionary matching contributions, as determined by the Board of Directors of the Company, equal to 100% of participants' contributions up to 3.95% of eligible compensation, or $60 million, in the Predecessor year ended December 31, 2012, and 1.2% of eligible compensation, or $20 million in the Predecessor year ended December 31, 2011, based upon the attainment of certain profitability levels.

Revenue Recognition, Policy
Revenue Recognition
Operating revenues primarily consist of wireless service revenues, revenues generated from device and accessory sales, revenues from wholesale operators and third-party affiliates, as well as long distance voice, data and Internet revenues. Service revenues consist of fixed monthly recurring charges, variable usage charges and miscellaneous fees such as activation fees, directory assistance, roaming, equipment protection, late payment and early termination charges, interest, and certain regulatory related fees, net of service credits and other adjustments. We generally recognize service revenues as services are rendered, assuming all other revenue recognition criteria are met. We recognize revenue for access charges and other services charged at fixed amounts ratably over the service period, net of credits and adjustments for service discounts, billing disputes and fraud or unauthorized usage. As a result of the cutoff times of our multiple billing cycles each month, we are required to estimate the amount of subscriber revenues earned but not billed from the end of each billing cycle to the end of each reporting period. These estimates are based primarily on rate plans in effect and our historical usage and billing patterns. Regulatory fees and costs are recorded gross. The largest component of the regulatory fees is the universal service fund, which represented no more than 2% for all periods presented in the consolidated statements of comprehensive loss.
We recognize equipment revenue and corresponding costs of devices when title and risk of loss passes to the indirect dealer or end-use subscriber. For arrangements involving multiple deliverables such as equipment and service, revenue is allocated to the deliverables based on their relative selling price. Equipment revenue is limited to the amount of non-contingent consideration received when the device is sold to a subscriber. Equipment revenue is also reduced by the estimated amount of imputed interest associated with installment receivables for subscribers who elect to finance the purchase of a device over a 24-month period. Often, we subsidize the cost of the device as an incentive to retain and acquire subscribers. The cost of these incentives are recorded as a reduction to equipment revenue upon activation of the device and a service contract.
If a multiple-element arrangement includes an option to purchase, on a monthly basis, access to unlimited data coupled with an annual trade-in right, the amount of the total arrangement consideration is reduced by the estimated fair value of the trade-in right or the guarantee and the remaining proceeds are then allocated amongst the other deliverables in the arrangement.
The accounting estimates related to the recognition of revenue require us to make assumptions about numerous factors such as future billing adjustments for disputes with subscribers, unauthorized usage, future returns, mail-in rebates on device sales, the fair value of a trade-in right and the total arrangement consideration.

Dealer Commissions Policy
Dealer Commissions
Cash consideration given by us to a dealer or end-use subscriber is presumed to be a reduction of revenue unless we receive, or will receive, an identifiable benefit in exchange for the consideration, and the fair value of such benefit can be reasonably estimated, in which case the consideration will be recorded as a selling expense. We compensate our dealers using specific compensation programs related to the sale of our devices and our subscriber service contracts, or both. When a commission is earned by a dealer solely due to a selling activity relating to wireless service, the cost is recorded as a selling expense. When a commission is earned by a dealer due to the dealer selling one of our devices, the cost is recorded as a reduction to equipment revenue. Commissions are generally earned upon sale of device, service, or both, to an end-use subscriber. Incentive payments to dealers for sales associated with devices and service contracts are classified as contra-revenue, to the extent the incentive payment is reimbursement of loss on the device, and selling expense for the amount associated with the selling effort. Incentive payments to certain indirect dealers who purchase the iPhone® directly from Apple are recognized as selling expense when the device is activated with a Sprint service plan because Sprint does not recognize any equipment revenue or cost of products for those transactions.

Severance and Exit Costs, policy
Severance and Exit Costs
Liabilities for severance and exit costs are recognized based upon the nature of the cost to be incurred. For involuntary separation plans that are completed within the guidelines of our written involuntary separation plan, a liability is recognized when it is probable and reasonably estimable. For voluntary separation plans (VSP) a liability is recognized when the VSP is irrevocably accepted by the employee. For one-time termination benefits, such as additional severance pay or benefit payouts, and other exit costs, such as lease termination costs, the liability is measured and recognized initially at fair value in the period in which the liability is incurred, with subsequent changes to the liability recognized as adjustments in the period of change. Severance and exit costs associated with business combinations are recorded in the results of operations when incurred.

Compensation Plans, policy
Compensation Plans
As of March 31, 2014, Sprint sponsored three incentive plans: the 2007 Omnibus Incentive Plan (2007 Plan); the 1997 Long-Term Incentive Program (1997 Program); and the Nextel Incentive Equity Plan (Nextel Plan) (together, "Compensation Plans"). Sprint previously also sponsored the Management Incentive Stock Option Plan (MISOP), which was deregistered in the first quarter 2012 after all outstanding options under the MISOP expired. Sprint also sponsors an Employee Stock Purchase Plan (ESPP). Under the 2007 Plan, we may grant share and non-share based awards, including stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other equity-based and cash awards to employees, outside directors and other eligible individuals as defined by the plan. As of March 31, 2014, the number of shares available and reserved for future grants under the 2007 Plan and ESPP totaled approximately 198 million common shares. The Compensation Committee of our board of directors, or one or more executive officers should the Compensation Committee so authorize, as provided in the 2007 Plan, will determine the terms of each share and non-share based award. No new grants can be made under the 1997 Program or the Nextel Plan. We use new shares to satisfy share-based awards or treasury shares, if available.
The fair value of each option award is estimated on the grant date using the Black-Scholes option valuation model, based on several assumptions including the risk-free interest rate, volatility, expected dividend yield and expected term. No options were granted during the Successor three-month transition period ended March 31, 2014. During the Successor year ended December 31, 2013, the Company granted 1.7 million stock options with weighted average grant date fair value of $3.63 per share based upon assumptions of a risk free interest rate of 2.01%, weighted average expected volatility of 42.3%, expected dividend yield of 0% and expected term of 7.5 years. In general, options are granted with an exercise price equal to the market value of the underlying shares on the grant date, vest on an annual basis over three or four years, and have a contractual term of ten years. As of March 31, 2014, 43 million options were outstanding, of which 37 million options were exercisable.
The fair value of each restricted stock unit award is calculated using the share price at the date of grant. Restricted stock units generally have performance and service requirements or service requirements only with vesting periods ranging from one to three years. Employees and directors who are granted restricted stock units are not required to pay for the shares but generally must remain employed with us, or continue to serve as a member of our board of directors, until the restrictions lapse, which is typically three years for employees and one year for directors. Certain restricted stock units outstanding as of March 31, 2014, are entitled to dividend equivalents paid in cash, if dividends are declared and paid on common shares, but performance-based restricted stock units are not entitled to dividend equivalent payments until the applicable performance and service criteria have been met. During the Successor three-month transition period ended March 31, 2014, an insignificant number of service-only restricted stock units were granted. During the Successor year ended December 31, 2013, the Company granted 18 million service only and performance-based restricted stock units with a weighted average grant date fair value of $6.23 per share. During the Predecessor 191-day period ended July 10, 2013, approximately 2 million service only and performance-based restricted stock units were granted with a weighted average grant date fair value of $5.96 per share. At March 31, 2014, 28 million restricted stock unit awards were outstanding.
Compensation Costs
The cost of employee services received in exchange for share-based awards classified as equity is measured using the estimated fair value of the award on the date of the grant, and that cost is recognized over the period that the award recipient is required to provide service in exchange for the award. Awards of instruments classified as liabilities are measured at the estimated fair value at each reporting date through settlement. Share-based compensation cost related to awards with graded vesting is recognized using the straight-line method.
Pre-tax share and non-share based compensation charges from our incentive plans included in net loss were $35 million and $98 million for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, respectively, $37 million and $17 million for the Predecessor 191-day period ended July 10, 2013 and unaudited three month-period ended March 31, 2013, respectively, and $82 million and $73 million for the Predecessor years ended December 31, 2012 and 2011, respectively. The net income tax benefit (expense) recognized in the consolidated financial statements for share-based compensation awards was $12 million and $34 million for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, respectively, $2 million and $(1) million for the Predecessor 191-day period ended July 10, 2013 and unaudited three-month period March 31, 2013, respectively, and $14 million and $13 million for the Predecessor years ended December 31, 2012 and 2011, respectively. As of March 31, 2014, there was $101 million of total unrecognized compensation cost related to non-vested incentive awards that are expected to be recognized over a weighted average period of 2.03 years.

Advertising Costs, policy
Advertising Costs
We recognize advertising expense when incurred as selling, general and administrative expense. Advertising expenses totaled $408 million and $697 million for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, respectively, $858 million and $409 million for the Predecessor 191-day period ended July 10, 2013 and unaudited three-month period March 31, 2013, respectively, and $1.4 billion for each of the Predecessor years ended December 31, 2012 and 2011, respectively.

New Accounting Pronouncements, policy
New Accounting Pronouncements
In July 2013, the Financial Accounting Standards Board (FASB) issued authoritative guidance regarding Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force), which amends existing guidance related to the financial presentation of unrecognized tax benefits by requiring an entity to net its unrecognized tax benefits against the deferred tax assets for all available same-jurisdiction loss or other tax carryforwards that would apply in settlement of the uncertain tax positions. The amendments were effective January 1, 2014, were applied prospectively to all unrecognized tax benefits that existed at the effective date, and did not have a material effect on our consolidated financial statements.
In April 2014, the FASB issued authoritative guidance regarding Reporting of Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the criteria for determining which disposals can be presented as discontinued operations and modifies related disclosure requirements. The updated guidance defines discontinued operations as a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has, or will have, a major effect on an entity’s operations and financial results. Additionally, the disclosure requirements for discontinued operations were expanded and new disclosures for individually significant dispositions that do not qualify as discontinued operations are required. The guidance is effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2014, with early adoption permitted for transactions that have not been reported in financial statements previously issued or available for issuance. The standard will be effective for the Company's fiscal year beginning April 1, 2015 and will be applied to relevant future transactions.